Components of Provision (Benefit) for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Federal: Canada
Current	$ 276	$ 1,177
Deferred	819	156
Federal Income Tax Expense (Benefit), Continuing Operations, Total	1,095	1,333
Provincial: Canada
Current	602	965
Deferred	(681)	150
State and Local Income Tax Expense (Benefit), Continuing Operations, Total	(79)	1,115
Foreign:
Current	339	105
Deferred	879	(4,645)
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	1,218	(4,540)
Total provision (benefit)	$ 2,234	$ (2,092)